LOANS AND LEASES - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 11,343,465	$ 9,943,946
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	1,170	737
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	3,038	3,429
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	11,478	9,835
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	12,116	6,153
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	2,069	1,011
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	4,138	15,333
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	34,009	36,498
Financing Receivable Allowance For Credit Losses Write Offs Revolving	2,666	2,811
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	36,675	39,309
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	13,424,070	11,761,778
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	2,778,042	2,108,112
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,835,480	2,084,260
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	1,750,244	2,094,727
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	1,690,337	1,089,697
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	950,384	761,994
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	2,338,978	1,805,156
Financing Receivable, Excluding Accrued Interest, Revolving	2,080,605	1,817,832
Commercial & Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	900	318
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	1,223	1,264
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	8,702	5,293
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	9,133	4,106
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	1,272	147
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	455	3,295
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	21,685	14,423
Financing Receivable Allowance For Credit Losses Write Offs Revolving	290	225
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	21,975	14,648
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	762	1,008
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	1,605	451
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	858	66
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	32	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	19	1,867
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	3,276	3,392
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	3,276	3,392
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	5,660	6,227
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	245	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	245	0
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	245	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	433	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	788
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	3,105	9,837
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	3,538	10,625
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	3,538	10,625
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	36,908	26,159
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	0	8
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	0	8
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	0	8
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	25
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	16
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	119	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	48	102
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	167	143
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	167	143
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	18,302	16,700
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	37
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	37
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	43	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	186
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	8	5
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	229	182
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	280	447
Financing Receivable Allowance For Credit Losses Write Offs Revolving	93	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	373	447
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	270	382
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	1,053	1,120
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	1,128	4,066
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	1,692	1,779
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	638	71
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	37	42
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	4,818	7,460
Financing Receivable Allowance For Credit Losses Write Offs Revolving	14	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	4,832	7,460
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Revolving	2,269	2,586
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	2,269	2,586
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	3,594,197	2,882,348
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	4,632,241	3,815,858
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	1,288,073	830,067
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	687,195	716,254
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	595,040	616,525
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	429,848	307,923
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	216,913	165,342
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	377,128	246,237
Financing Receivable, Excluding Accrued Interest, Revolving	1,038,044	933,510
Commercial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	3,504,782	2,825,266
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	4,488,159	3,716,146
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	1,271,775	819,600
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	677,609	710,857
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	573,100	592,046
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	416,504	298,770
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	195,513	162,136
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	370,281	241,857
Financing Receivable, Excluding Accrued Interest, Revolving	983,377	890,880
Commercial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	38,600	13,079
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	66,794	29,290
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	11,034	5,594
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,951	1,964
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	3,605	1,971
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	3,426	620
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	15,620	2,859
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,964	71
Financing Receivable, Excluding Accrued Interest, Revolving	28,194	16,211
Commercial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	50,815	44,003
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	77,288	70,422
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	5,264	4,873
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	6,635	3,433
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	18,335	22,508
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	9,918	8,533
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	5,780	347
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	4,883	4,309
Financing Receivable, Excluding Accrued Interest, Revolving	26,473	26,419
Commercial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving		0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Revolving	0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	638,527	598,045
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	638,527	598,045
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	220,678	228,424
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	198,969	264,645
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	154,892	85,672
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	52,970	12,159
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	8,048	5,317
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	2,970	1,828
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	625,427	570,442
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	625,427	570,442
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	219,775	228,132
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	198,664	253,776
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	150,630	70,608
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	45,917	11,480
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	7,589	5,309
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	2,852	1,137
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	94	11,365
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	94	11,365
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	44	644
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	50	10,171
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	550
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	13,006	16,238
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	13,006	16,238
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	903	292
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	261	10,225
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	4,212	4,893
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	7,053	129
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	459	8
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	118	691
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	676,452	779,446
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	677,339	779,446
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	156,573	142,902
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	157,874	213,300
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	111,375	335,230
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	171,346	51,240
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	17,642	19,422
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	61,642	17,352
Financing Receivable, Excluding Accrued Interest, Revolving	887	0
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	612,206	734,852
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	613,093	734,852
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	156,573	139,377
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	157,874	213,300
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	111,375	322,493
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	124,429	40,740
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	17,642	1,590
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	44,313	17,352
Financing Receivable, Excluding Accrued Interest, Revolving	887	0
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	48,758	34,094
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	48,758	34,094
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	3,525
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	12,737
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	32,549	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	17,832
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	16,209	0
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	15,488	10,500
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	15,488	10,500
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	14,368	10,500
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,120	0
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	3,191,536	3,056,668
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,246,889	3,093,384
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	710,970	529,688
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	338,989	407,194
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	367,268	526,070
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	470,146	344,397
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	267,413	236,978
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,036,750	1,012,341
Financing Receivable, Excluding Accrued Interest, Revolving	55,353	36,716
Commercial real estate-investor | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	3,118,120	2,911,546
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,173,473	2,948,262
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	691,430	515,950
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	338,403	376,740
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	365,545	497,047
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	459,555	340,115
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	267,413	231,922
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	995,774	949,772
Financing Receivable, Excluding Accrued Interest, Revolving	55,353	36,716
Commercial real estate-investor | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	29,423	94,147
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	29,423	94,147
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	18,990	13,738
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	586	30,454
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	18,423
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	293	4,282
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	106
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	9,554	27,144
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Commercial real estate-investor | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	43,993	50,975
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	43,993	50,975
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	550	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	1,723	10,600
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	10,298	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	4,950
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	31,422	35,425
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Commercial real estate-investor | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving		0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Revolving	0
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,127,787	951,092
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,137,667	968,360
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	206,805	204,419
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	216,161	126,684
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	147,456	162,472
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	157,686	99,421
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	103,186	129,821
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	296,493	228,275
Financing Receivable, Excluding Accrued Interest, Revolving	9,880	17,268
Commercial real estate-owner | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,076,690	928,553
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,086,078	945,821
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	204,292	202,580
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	209,356	126,550
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	142,925	161,401
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	145,530	94,052
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	96,069	128,068
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	278,518	215,902
Financing Receivable, Excluding Accrued Interest, Revolving	9,388	17,268
Commercial real estate-owner | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	24,820	6,073
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	25,312	6,073
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	2,268	1,839
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,865	134
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	2,132	213
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	1,574	2,210
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	3,497	504
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	12,484	1,173
Financing Receivable, Excluding Accrued Interest, Revolving	492	0
Commercial real estate-owner | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	26,277	16,466
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	26,277	16,466
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	245	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	3,940	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	2,399	858
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	10,582	3,159
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	3,620	1,249
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	5,491	11,200
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Commercial real estate-owner | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Revolving		0
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,832,184	1,462,284
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,832,184	1,462,284
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	138,000	129,206
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	199,140	321,773
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	336,339	325,503
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	364,721	237,767
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	292,376	174,201
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	501,608	273,834
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Residential real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,810,823	1,441,988
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,810,823	1,441,988
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	138,000	129,008
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	198,224	321,232
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	335,419	324,180
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	362,690	233,355
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	287,576	169,901
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	488,914	264,312
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Residential real estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	21,361	20,296
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	21,361	20,296
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	198
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	916	541
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	920	1,323
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	2,031	4,412
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	4,800	4,300
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	12,694	9,522
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	165,781	150,986
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,005,204	849,039
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	40,407	30,860
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	26,407	24,297
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	19,740	20,404
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	17,526	25,022
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	21,856	28,889
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	39,845	21,514
Financing Receivable, Excluding Accrued Interest, Revolving	839,423	698,053
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	164,081	149,968
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	998,723	842,961
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	40,066	30,799
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	26,234	23,969
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	19,405	20,280
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	17,348	24,878
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	21,786	28,882
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	39,242	21,160
Financing Receivable, Excluding Accrued Interest, Revolving	834,642	692,993
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,700	1,018
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,481	6,078
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	341	61
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	173	328
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	335	124
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	178	144
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	70	7
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	603	354
Financing Receivable, Excluding Accrued Interest, Revolving	4,781	5,060
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	117,001	63,077
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	188,694	133,051
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	16,536	12,546
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	10,745	10,113
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	18,134	22,851
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	26,094	11,768
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	22,950	2,024
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	22,542	3,775
Financing Receivable, Excluding Accrued Interest, Revolving	71,693	69,974
Installment | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	114,676	61,860
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	185,671	131,013
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	16,087	12,356
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	10,578	9,997
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	18,085	22,244
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	25,692	11,500
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	22,197	2,004
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	22,037	3,759
Financing Receivable, Excluding Accrued Interest, Revolving	70,995	69,153
Installment | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,325	1,217
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,023	2,038
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	449	190
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	167	116
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	49	607
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	402	268
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	753	20
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	505	16
Financing Receivable, Excluding Accrued Interest, Revolving	698	821
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	65,325	62,311
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	65,325	62,311
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	64,979	61,969
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	64,979	61,969
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	346	342
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	$ 346	$ 342